Note 16 - Capital Stock - Capital Stock Issued and Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Capital Shares, Number (in shares)	39,845,211	39,213,136
Capital Shares, Amount	$ 442,153	$ 415,805
Subordinate Voting Shares [Member]
Capital Shares, Number (in shares)	38,519,517	37,887,442
Capital Shares, Amount	$ 441,780	$ 415,432
Multiple Voting Shares [Member]
Capital Shares, Number (in shares)	1,325,694	1,325,694
Capital Shares, Amount	$ 373	$ 373